Segment Geographical Information And Major Customers (Details) - Schedule of Long-lived assets net by geographic areas - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Segment Geographical Information And Major Customers (Details) - Schedule of Long-lived assets net by geographic areas [Line Items]
Long-lived assets, net	$ 15	$ 21
Israel [Member]
Segment Geographical Information And Major Customers (Details) - Schedule of Long-lived assets net by geographic areas [Line Items]
Long-lived assets, net	12	13
United States [Member]
Segment Geographical Information And Major Customers (Details) - Schedule of Long-lived assets net by geographic areas [Line Items]
Long-lived assets, net	1	4
Russia [Member]
Segment Geographical Information And Major Customers (Details) - Schedule of Long-lived assets net by geographic areas [Line Items]
Long-lived assets, net	$ 2	$ 4